Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Convertible Preferred Shares
a.	Convertible Shares at December 31, 2020 and 2019, are comprised of the following:

	December 31,
	Authorized		Issued and outstanding		Carrying Value	Liquidation preference
	2020	2019	2020	2019	2020
	Number of shares
Preferred A Shares of no- par value (1)	20,418,209	20,418,209	20,418,209	20,418,209	$9,000	$11,682

Preferred B Shares of no- par value (1)	15,906,053	15,906,053	15,906,053	15,906,053	$66,348	$89,659

Preferred B-1 Shares of no- par value (1)	3,032,940	3,032,940	3,032,940	3,032,940	$12,500	$13,693

Preferred C Shares of no- par value (1))	28,973,439	28,973,439	28,216,005	28,216,005	$161,233	$186,954

Preferred C-1 Shares of no- par value (1)	15,191,550	—	2,699,114	—	$23,734	$26,218